Debt (Details) - Schedule of senior secured notes - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Details Schedule Of Senior Secured Notes [Line Items]
Principal amount	$ 43,100	$ 61,300
Accrued and unpaid interest		17,287
Unamortized debt discount		(676)
Senior Secured Notes [Member]
Debt Details Schedule Of Senior Secured Notes [Line Items]
Principal amount	43,125	50,000
Accrued and unpaid interest	4,354	1,278
Unamortized debt discount	(5,210)	(9,376)
Total	$ 42,269	$ 41,902